FHLB Advances (Tables)	12 Months Ended
Dec. 31, 2015
FHLB Advances [Abstract]
Advances from the FHLB

	Weighted Average Rate	December 31, 2015	December 31, 2014
			-
Fixed Rate Advances
Maturities:
2015	0.35%	$-	$2,500
2016	0.76%	5,000	5,000
2017	1.35%	1,500	1,500
2019	1.70%	2,500	-
2020	2.27%	2,500	2,500
2021	2.53%	3,000	3,000
Total		$14,500	$14,500

Schedule of federal home loan advances pledged by assets

	December 31, 2015	December 31, 2014

Single-family mortgage loans	$29,490	$19,978
Multi-family mortgage loans	8,185	6,291
Commercial real estate loans (1-4 family)	3,155	3,110
Securities	3,530	4,208
Cash	3,300	3,300
Total	$47,660	$36,887

Federal home loan advances outstanding maturity period

2016	$5,000
2017	1,500
2018	-
2019	2,500
2020	2,500
Thereafter	3,000
$14,500